Financial Risk Management Policy (Details) - Schedule of Éxito Group’s Financial Instruments - COP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents (Note 7)		$ 1,508,205	$ 1,733,673	$ 2,541,579	$ 2,409,391
Trade receivables and other receivables (Note 8)		717,269	829,876
Accounts receivables from related parties (Note 10)	[1]	52,145	47,122
Financial assets (Note 12)		27,466	78,384
Total financial assets		2,305,085	2,689,055
Financial liabilities
Accounts payable to related parties (Note 10)	[1]	55,617	79,189
Trade payables and other accounts payable (Note 23)		5,286,126	5,721,775
Loans and borrowings (Note 20)		1,266,205	1,455,584
Lease liabilities (Note 15)		1,567,959	1,655,955
Derivative instruments and collections on behalf of third parties (Note 25)		139,810	136,223
Total financial liabilities		8,315,717	9,048,726
Net (liability) exposure		$ (6,010,632)	$ (6,359,671)

[1]	Transactions with related parties refer to transactions between Éxito Group. and its associates, joint ventures and other related parties, and are carried in accordance with market general prices, terms and conditions.